Derivative Instruments - Schedule of Outstanding Derivatives (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional	$ 153,895	$ 122,017	$ 210,846
Assets	5	25	1,119
Liabilities	2,285	403	1,581
Credit default swaps
Derivative [Line Items]
Notional	76,000	46,000	94,300
Assets	0	0	59
Liabilities	964	297	1,581
Interest rate swaps
Derivative [Line Items]
Notional	68,895	32,517	42,546
Assets	5	25	325
Liabilities	1,286	0	0
Treasury note futures
Derivative [Line Items]
Notional	9,000	43,500	74,000
Assets	0	0	735
Liabilities	$ 35	$ 106	$ 0